8. INVESTMENTS (Details) - CGPAR R$ in Thousands	12 Months Ended
Dec. 31, 2017 BRL (R$)
Disclosure of detailed information about business combination [line items]
Consideration paid	R$ 99,452
Net assets acquired at book value	(64,063)
Capital distribution	R$ (35,389)